Janus Investment Fund

INTECH International Fund
INTECH U.S. Core Fund
INTECH U.S. Growth Fund
INTECH U.S. Value Fund

Supplement dated December 30, 2011
to Currently Effective Prospectuses

Effective January 1, 2012, the following replaces the corresponding information for each of INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund (each, a “Fund” and collectively, the “INTECH Funds”).

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of each Fund’s Prospectus:

Portfolio Management:  A team of investment professionals consisting of Adrian Banner, Ph.D. (Chief Investment Officer of INTECH since January 2012), Vassilios Papathanakos, Ph.D. (Director of Research at INTECH since January 2007), and Joseph W. Runnels, CFA (Vice President of Portfolio Management at INTECH since March 2003) works together to implement the mathematical investment process. No one person of the investment team is primarily responsible for implementing the investment strategies of the Fund.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectus related to the portfolio management of each Fund:

A team of investment professionals consisting of Adrian Banner, Vassilios Papathanakos, and Joseph W. Runnels works together to implement the mathematical investment process. No one person of the investment team is primarily responsible for implementing the investment strategies of the INTECH Funds.

Adrian Banner has been Chief Investment Officer of INTECH since January 2012. Dr. Banner, previously Co-Chief Investment Officer since January 2009, Senior Investment Officer from September 2007 to January 2009, and Director of Research from August 2002 to August 2007, joined INTECH in August 2002. He received his Ph.D. in Mathematics from Princeton University and holds a M.Sc. and a B.Sc. in Mathematics from the University of New South Wales, Australia. Dr. Banner has delivered lectures on the stability of market capitalization at a number of academic and professional conferences. Dr. Banner continues to teach at Princeton University, where he is also a part-time Lecturer in the Department of Mathematics. Dr. Banner implements the optimization process and supervises implementation of the portfolio management and trading process. He conducts mathematical research on the investment process and reviews and recommends improvements.

Vassilios Papathanakos has been Director of Research of INTECH since January 2007. Dr. Papathanakos joined INTECH in October 2006 as Associate Director of Research. He received his Ph.D. in Physics from Princeton University and holds a B.S. in Physics from the University of Ioannina, Greece. Dr. Papathanakos taught at Princeton University, at the undergraduate and graduate level. Dr. Papathanakos lectured on both theoretical and applied aspects of investing at a number of academic and professional conferences. Dr. Papathanakos implements the optimization process and collaborates in the execution of portfolio management and trading. He conducts mathematical research within the framework of Stochastic Portfolio Theory.

Joseph W. Runnels, CFA, has been Vice President of Portfolio Management at INTECH since March 2003. Mr. Runnels joined INTECH in June 1998. Mr. Runnels holds a B.S. in Business Administration from Murray State University. Mr. Runnels implements the day-to-day portfolio management and trading process for client portfolios. He also handles brokerage relationships and supervises the daily execution of trading for client accounts. Mr. Runnels holds the Chartered Financial Analyst designation.

Effective January 1, 2012, references to E. Robert Fernholz are deleted.

Please retain this Supplement with your records.

Janus Investment Fund

INTECH U.S. Core Fund

Supplement dated December 30, 2011
to Currently Effective Prospectuses

Effective January 1, 2012, the following replaces the corresponding information for INTECH U.S. Core Fund (the “Fund”).

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of the Fund’s Prospectus:

Portfolio Management:  A team of investment professionals consisting of Adrian Banner, Ph.D. (Chief Investment Officer of INTECH since January 2012), Vassilios Papathanakos, Ph.D. (Director of Research at INTECH since January 2007), and Joseph W. Runnels, CFA (Vice President of Portfolio Management at INTECH since March 2003) works together to implement the mathematical investment process. No one person of the investment team is primarily responsible for implementing the investment strategies of the Fund.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectus related to the portfolio management of the Fund:

A team of investment professionals consisting of Adrian Banner, Vassilios Papathanakos, and Joseph W. Runnels works together to implement the mathematical investment process. No one person of the investment team is primarily responsible for implementing the investment strategies of the Fund.

Adrian Banner has been Chief Investment Officer of INTECH since January 2012. Dr. Banner, previously Co-Chief Investment Officer since January 2009, Senior Investment Officer from September 2007 to January 2009, and Director of Research from August 2002 to August 2007, joined INTECH in August 2002. He received his Ph.D. in Mathematics from Princeton University and holds a M.Sc. and a B.Sc. in Mathematics from the University of New South Wales, Australia. Dr. Banner has delivered lectures on the stability of market capitalization at a number of academic and professional conferences. Dr. Banner continues to teach at Princeton University, where he is also a part-time Lecturer in the Department of Mathematics. Dr. Banner implements the optimization process and supervises implementation of the portfolio management and trading process. He conducts mathematical research on the investment process and reviews and recommends improvements.

Vassilios Papathanakos has been Director of Research of INTECH since January 2007. Dr. Papathanakos joined INTECH in October 2006 as Associate Director of Research. He received his Ph.D. in Physics from Princeton University and holds a B.S. in Physics from the University of Ioannina, Greece. Dr. Papathanakos taught at Princeton University, at the undergraduate and graduate level. Dr. Papathanakos lectured on both theoretical and applied aspects of investing at a number of academic and professional conferences. Dr. Papathanakos implements the optimization process and collaborates in the execution of portfolio management and trading. He conducts mathematical research within the framework of Stochastic Portfolio Theory.

Joseph W. Runnels, CFA, has been Vice President of Portfolio Management at INTECH since March 2003. Mr. Runnels joined INTECH in June 1998. Mr. Runnels holds a B.S. in Business Administration from Murray State University. Mr. Runnels implements the day-to-day portfolio management and trading process for client portfolios. He also handles brokerage relationships and supervises the daily execution of trading for client accounts. Mr. Runnels holds the Chartered Financial Analyst designation.

Effective January 1, 2012, references to E. Robert Fernholz are deleted.

Please retain this Supplement with your records.